INVESTMENT IN AN AFFILIATED COMPANY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amounts charged - cost of revenues	$ 62,592	$ 58,564	$ 54,294
Mail Vision Affiliated Company [Member]
Amounts charged - cost of revenues	$ 0	$ 432	$ 1,414